Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 26, 2012
Registrant Name	dei_EntityRegistrantName	ACTIVE ASSETS INSTITUTIONAL GOVERNMENT SECURITIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0001165382
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 26, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jun. 26, 2012
Prospectus Date	rr_ProspectusDate	Oct. 31, 2011